Income Taxes (Details) - Schedule of deferred income tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred income tax assets [Abstract]
Net Operating Loss Carry forward	$ 675,604	$ 402,572
Research and development expenses	181,964	191,225
Provision for warranty	4,774	2,429
Provision for vacation and convalescence	20,575	16,708
Provision for Severance	31,254	23,528
Less - valuation allowance	(914,171)	(636,462)	$ (581,216)
Net deferred tax assets